Commitment and Contingencies - Schedule of Cash Paid for Amounts Included in Measurement of Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$ 8,917	$ 7,571